RELATED-PARTY TRANSACTIONS (Details Narrative)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Interest rate	5.00%
Monster Creative LLC [Member] | Officer [Member]
Interest rate		5.00%	5.00%	5.00%	5.00%